LONG-TERM BORROWINGS DUE TO RELATED PARTY - Additional Information (Details) - Long-term Borrowings [Member]	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Interest Expense, Long-term Debt	¥ 693,641	$ 107,410	¥ 763,220	¥ 826,895
Guaranteed or collateralized	¥ 0		¥ 0